Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 82,972,800.00
Total Fee Amount	11,458.54
Total Offset Amount	0.00
Net Fee	$ 11,458.54
Offering Table N/A
Offset Table N/A	N/A